Summary of Significant Accounting Policies - Additional Information (Details) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Significant Accounting Policies [Line Items]
Number of operating segments | Segment		1
Impairments to marketable securities or reserves for credit losses		$ 0
Restricted cash		2,300	$ 2,300
Expected dividend assumed		0
Gross proceeds from the sale of preferred shares		$ 29,990	$ 80,844
ASU 2016-13 [Member]
Significant Accounting Policies [Line Items]
Change in accounting principle accounting standards update early adoption [true or false]		true
Change in accounting principle accounting standards update adopted [true or false]		true
Change in accounting principle accounting standards update adoption date		Jan. 01, 2020
Change in accounting principle accounting standards update immaterial effect		true
ASU 2018-13 [Member]
Significant Accounting Policies [Line Items]
Change in accounting principle accounting standards update adopted [true or false]		true
Change in accounting principle accounting standards update adoption date		Jan. 01, 2020
Change in accounting principle accounting standards update immaterial effect		true
ASU 2018-15 [Member]
Significant Accounting Policies [Line Items]
Change in accounting principle accounting standards update early adoption [true or false]		false
Change in accounting principle accounting standards update adopted [true or false]		false
Change in accounting principle accounting standards update adoption date		Jan. 01, 2020
Change in accounting principle accounting standards update immaterial effect		true
ASU 2019-12 [Member]
Significant Accounting Policies [Line Items]
Change in accounting principle accounting standards update adopted [true or false]		true
Change in accounting principle accounting standards update adoption date		Jan. 01, 2021
Change in accounting principle accounting standards update immaterial effect		true
ASU 2020-06 [Member]
Significant Accounting Policies [Line Items]
Change in accounting principle accounting standards update early adoption [true or false]		true
Change in accounting principle accounting standards update adopted [true or false]		true
Change in accounting principle accounting standards update adoption date		Jan. 01, 2021
Change in accounting principle accounting standards update immaterial effect		true
Share-based Payment Arrangement, Tranche Two [Member] | Series B Preferred Stock [Member]
Significant Accounting Policies [Line Items]
Sale of stock, price per share | $ / shares	$ 1.32
Gross proceeds from the sale of preferred shares	$ 28,400
Maximum [Member]
Significant Accounting Policies [Line Items]
Cash and cash equivalent maturity period		90 days
Minimum [Member]
Significant Accounting Policies [Line Items]
Marketable debt securities maturities duration		90 days